RISK MANAGEMENT (Details 17) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 68,314	R$ 39,235
Net trading gains/(losses) realized and unrealized	(402,958)	303,166
Total	(334,644)	342,401
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	37,698	12,312
Net trading gains/(losses) realized and unrealized	(233,754)	105,673
Total	(196,056)	117,985
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	30,616	26,923
Net trading gains/(losses) realized and unrealized	(169,204)	197,493
Total	R$ (138,588)	R$ 224,416